Defiance Daily Target 2X Long ZETA ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 18.0%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	2,907	$2,907

U.S. Treasury Bills - 17.9%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	687,000	685,352

TOTAL SHORT-TERM INVESTMENTS (Cost $688,094)		688,259

TOTAL INVESTMENTS - 18.0% (Cost $688,094)		$688,259
Other Assets in Excess of Liabilities - 82.0%		3,136,624
TOTAL NET ASSETS - 100.0%		$3,824,883

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long ZETA ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 26.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Zeta Global Holdings Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.99%	Termination(e)	09/07/2028	811,361	170,901
Zeta Global Holdings Corp.	Clear Street LLC	Receive	OBFR + 4.49%	Termination(b)	03/06/2028	1,278,828	–
Zeta Global Holdings Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 7.99%	Termination(b)	05/30/2033	1,649,462	114,540
Zeta Global Holdings Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 2.99%	Termination(d)	02/02/2029	1,695,600	229,540
Zeta Global Holdings Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 22.49%	Termination(c)	01/28/2033	1,105,207	233,709
Zeta Global Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 10.00%	Termination(a)	03/31/2033	$1,097,172	$244,123
							992,813

Net Unrealized Appreciation (Depreciation)							992,813

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.